Leases - Schedule of Future Minimum Rent Payments Under the Operating Lease (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Future Minimum Rent Payments Under The Operating Lease Abstract
Year ending December 31, 2026	$ 3,000	$ 12,000
Year ending December 31, 2027		3,000
Total future minimum lease payments	9,000	15,000
Less: Imputed interest	(655)	(1,696)
Present value of payments	$ 8,345	$ 13,304	$ 342,174